Consolidated Statements of Changes in Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2019
Unrealized gain on available-for-sale investments, tax effect	$ 4,014	$ 60	$ 3,463
Accumulated Other Comprehensive Income (Loss) [Member]
Unrealized gain on available-for-sale investments, tax effect	4,014	60	3,463
Total New Oriental Education & Technology Group Inc. Shareholders' Equity [Member]
Unrealized gain on available-for-sale investments, tax effect	4,014	60	3,463
Non-controlling Interests [Member]
Unrealized gain on available-for-sale investments, tax effect	$ 4,014	$ 60	$ 3,463